Business Combinations - Schedule of Unaudited Proforma Consolidated Revenues and Net Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SafetyPay [Member]
Business Acquisition [Line Items]
Revenue		$ 1,498,772	$ 1,518,021
Net loss	[1]	$ (1,855,983)	(139,750)
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Revenue			1,514,581	$ 1,449,217
Net loss	[2]		$ (117,765)	$ (142,420)

[1]	The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2021.
[2]	The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.